Intangibles - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (81,273)	$ (104,335)
Intangible Assets, Net Carrying Amount	81,273	104,335
Disposals / retirements	0	(454)
Intangible assets other than goodwill, subtotal	108,472	85,259
Amortization of intangibles	23,095	27,497
Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(189,745)	(189,594)	$ (157,841)
Additions, purchased	41	93
Additions through business acquisitions	0	24,525
Additions, internally generated	0	756
Disposals / retirements	0	(454)
Foreign currency translation adjustment	110	6,833
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	118	2,302
Intangible assets other than goodwill, accumulated amortisation		(85,259)	(55,914)
Amortization of intangibles	23,095	27,497
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	71,767	89,073
Disposals / retirements	0	0
Intangible assets other than goodwill, subtotal	91,530	74,135
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(163,297)	(163,208)	(145,966)
Additions, purchased	0	0
Additions through business acquisitions	0	11,525
Additions, internally generated	0	0
Disposals / retirements	0	0
Foreign currency translation adjustment	89	5,717
Customer relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	91	1,994
Intangible assets other than goodwill, accumulated amortisation		(74,135)	(49,958)
Amortization of intangibles	17,304	22,183
Software
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	5,288	9,533
Disposals / retirements	0	(454)
Intangible assets other than goodwill, subtotal	10,578	6,279
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(15,866)	(15,812)	(4,989)
Additions, purchased	41	93
Additions through business acquisitions	0	9,782
Additions, internally generated	0	756
Disposals / retirements	0	(454)
Foreign currency translation adjustment	13	646
Software | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	20	149
Intangible assets other than goodwill, accumulated amortisation		(6,279)	(2,741)
Amortization of intangibles	4,279	3,843
Non-competition Agreements
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	1,374	2,888
Disposals / retirements	0	0
Intangible assets other than goodwill, subtotal	6,364	4,845
Non-competition Agreements | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(7,738)	(7,733)	(6,886)
Additions, purchased	0	0
Additions through business acquisitions	0	515
Additions, internally generated	0	0
Disposals / retirements	0	0
Foreign currency translation adjustment	5	332
Non-competition Agreements | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	7	159
Intangible assets other than goodwill, accumulated amortisation		(4,845)	(3,215)
Amortization of intangibles	1,512	1,471
Tradename
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	2,844	2,841
Disposals / retirements	0	0
Intangible assets other than goodwill, subtotal	0	0
Tradename | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(2,844)	(2,841)	0
Additions, purchased	0	0
Additions through business acquisitions	0	2,703
Additions, internally generated	0	0
Disposals / retirements	0	0
Foreign currency translation adjustment	3	138
Tradename | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Foreign currency translation adjustment	0	0
Intangible assets other than goodwill, accumulated amortisation		0	$ 0
Amortization of intangibles	$ 0	$ 0